Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	5.69741%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,281,794.88

Principal:
Principal Collections	$34,873,727.37
Prepayments in Full	$16,254,909.61
Liquidation Proceeds	$378,587.68
Recoveries	$750.00
Sub Total	$51,507,974.66
Collections	$57,789,769.54

Purchase Amounts:
Purchase Amounts Related to Principal	$302,974.34
Purchase Amounts Related to Interest	$1,753.80
Sub Total	$304,728.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$58,094,497.68

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$58,094,497.68
Servicing Fee	$1,246,413.86	$1,246,413.86	$0.00	$0.00	$56,848,083.82
Interest - Class A-1 Notes	$521,628.96	$521,628.96	$0.00	$0.00	$56,326,454.86
Interest - Class A-2a Notes	$665,000.00	$665,000.00	$0.00	$0.00	$55,661,454.86
Interest - Class A-2b Notes	$2,011,502.25	$2,011,502.25	$0.00	$0.00	$53,649,952.61
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$51,274,619.28
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$50,961,494.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,961,494.28
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$50,753,943.45
Second Priority Principal Payment	$5,777,144.98	$5,777,144.98	$0.00	$0.00	$44,976,798.47
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$44,976,798.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,976,798.47
Regular Principal Payment	$103,883,003.66	$44,976,798.47	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$58,094,497.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$5,777,144.98
Regular Principal Payment					$44,976,798.47
Total					$50,753,943.45

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$50,753,943.45	$166.41	$521,628.96	$1.71	$51,275,572.41	$168.12
Class A-2a Notes	$0.00	$0.00	$665,000.00	$4.43	$665,000.00	$4.43
Class A-2b Notes	$0.00	$0.00	$2,011,502.25	$4.91	$2,011,502.25	$4.91
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$50,753,943.45	$32.14	$6,094,140.37	$3.86	$56,848,083.82	$36.00

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$109,660,148.64	0.3595415	$58,906,205.19	0.1931351
Class A-2a Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000
Class A-2b Notes	$410,000,000.00	1.0000000	$410,000,000.00	1.0000000
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,383,570,148.64	0.8762818	$1,332,816,205.19	0.8441369

Pool Information
Weighted Average APR	4.832%	4.845%
Weighted Average Remaining Term	52.71	51.97
Number of Receivables Outstanding	43,465	42,519
Pool Balance	$1,495,696,633.73	$1,443,464,139.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,394,538,010.46	$1,346,233,003.66
Pool Factor	0.8815414	0.8507563

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$97,231,136.20
Targeted Overcollateralization Amount	$146,514,093.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,647,934.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$422,294.87
(Recoveries)		2	$750.00
Net Loss for Current Collection Period			$421,544.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3382%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0144%
Second Prior Collection Period			0.0130%
Prior Collection Period			0.0835%
Current Collection Period			0.3442%
Four Month Average (Current and Prior Three Collection Periods)			0.1138%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		307	$565,348.34
(Cumulative Recoveries)			$1,375.00
Cumulative Net Loss for All Collection Periods			$563,973.34
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0332%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,841.53
Average Net Loss for Receivables that have experienced a Realized Loss			$1,837.05

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.46%	170	$6,655,975.78
61-90 Days Delinquent	0.09%	30	$1,265,904.40
91-120 Days Delinquent	0.01%	4	$177,469.92
Over 120 Days Delinquent	0.01%	4	$205,250.68
Total Delinquent Receivables	0.58%	208	$8,304,600.78

Repossession Inventory:
Repossessed in the Current Collection Period		15	$616,566.27
Total Repossessed Inventory		26	$1,183,699.42

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0521%
Prior Collection Period			0.0805%
Current Collection Period			0.0894%
Three Month Average			0.0740%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1142%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	5

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	97	$4,410,855.63
2 Months Extended	123	$5,623,446.47
3+ Months Extended	20	$902,434.87

Total Receivables Extended	240	$10,936,736.97
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer